UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenleaf Trust
Address: 100 W. Michigan Ave., Ste. 100
         Kalamazoo, Michigan  49007

13F File Number:  28-10142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D. Johnston
Title:     President
Phone:     269-388-9800

Signature, Place, and Date of Signing:

     William D. Johnston     Kalamazoo, MI     November 15, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     70

Form 13F Information Table Value Total:     $280,419 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc			COM	001055102	4910	125230	sh		shared	0	97980	0	27250
Affiliated Computer Services	CL A	008190100	5282	94880	sh		shared	0	70085	0	24795
Alberto Culver Co		COM	013068101	1853	42610	sh		shared	0	32759	0	9851
Ambac Financial Group Inc	COM	023139108	7051	88190	sh		shared	0	67570	0	20620
Amgen Inc			COM	031162100	287	5055	sh		shared	0	4923	0	132
Amphenol Corp NEW		CL A	032095101	5036	146982	sh		shared	0	115197	0	31785
Automatic Data Processing	COM	053015103	287	7400	sh		shared	0	2850	0	4550
Bank of America			COM	060505104	3210	74084	sh		shared	0	57834	0	16250
Bed Bath Beyond Inc		COM	075896100	4696	126540	sh		shared	0	97835	0	28705
Berkshire Hathaway Inc Del	CL A	084670108	6499	75	sh		sole	0	75	0	0
Best Buy Inc			COM	086516101	3719	68565	sh		shared	0	53705	0	14860
Bright Horizon Family Solutions	COM	109195107	2152	39635	sh		shared	0	30560	0	9075
CDW Corporation			COM	12512N105	3576	61620	sh		shared	0	45825	0	15795
Carrington Labs Inc		COM	144525102	81	22000	sh		sole	0	22000	0	0
Cheesecake Factory Inc		COM	163072101	1989	45835	sh		shared	0	32960	0	12875
Chico's Fas			COM	168615102	2771	81037	sh		sole	0	62965	0	18072
Citigroup Inc			COM	172967101	5729	129847	sh		sole	0	99008	0	30839
Dell Inc			CL B	24702R101	4988	140100	sh		shared	0	110200	0	29900
Dow Chem Co			COM	260543103	212	4695	sh		sole	0	4695	0	0
Electronic Arts Inc		COM	285512109	3217	69947	sh		shared	0	54090	0	15857
Enerplus Res Fd	Unit TR G 	NEW	29274D604	1981	60920	sh		shared	0	47290	0	13630
Exxon Mobil Corp		COM	30231G102	697	14431	sh		shared	0	13831	0	600
Factset Resh Sys Inc		COM	303075105	2083	43215	sh		shared	0	32760	0	10455
Fastenal Co			COM	311900104	5073	88065	sh		shared	0	65305	0	22760
Fifth Third Bancorp		COM	316773100	1800	36578	sh		shared	0	26514	0	10064
First Data Corp			COM	319963104	217	4980	sh		shared	0	0	0	4980
First National Lincoln Corp	COM	335716106	277	14400	sh		sole	0	0	0	14400
Flaherty & Crmn/Clymr Pfd Se	COM 	338478100	875	40679	sh		sole	0	27504	0	13175
Flaherty & Crumrine Pfd Inc	COM	33848E106	810	59629	sh		shared	0	57675	0	1954
Fortune Brands Inc	  CL B CONV	349631101	3652	49285	sh		shared	0	38535	0	10750
General Electric Co		COM	369604103	785	23389	sh		shared	0	18300	0	5089
Gentex Corp			COM	371901109	1918	54605	sh		shared	0	37990	0	16615
Gilead Sciences Inc		COM	375558103	5860	156765	sh		shared	0	122070	0	34695
Harley Davidson Inc		COM	412822108	3396	57141	sh		shared	0	44055	0	13086
Huntington Bancshares Inc	COM	446150104	309	12422	sh		sole	0	12422	0	0
Intel Corp			COM	458140100	261	12995	sh		shared	0	6570	0	6425
IBM Corp			COM	459200101	218	2537	sh		shared	0	2537	0	0
ISHARES TR		S&P500/BAR GRW	464287309	688	12768	sh		sole	0	10232	0	2536
ISHARES TR		S&P500/BAR VAL	464287408	3608	62678	sh		sole	0	59435	0	3243
ISHARES TR		S&P SMLCP VALU	464287879	1568	14334	sh		shared	0	13190	0	1144
ISHARES TR		S&P SMLCP GROW	464287887	1588	16828	sh		sole	0	13520	0	3308
JPMorgan & Chase & CO		COM	46625H100	859	21632	sh		shared	0	11031	0	10601
Johnson & Johnson		COM	478160104	521	9254	sh		shared	0	7254	0	2000
Kronos Inc			COM	501052104	4157	93850	sh		shared	0	73350	0	20500
L-3 Communications Hldg Corp	COM	502424104	4293	64080	sh		shared	0	48950	0	15130
La Jolla Pharmaceutical Co	COM	503459109	53	17350	sh		sole	0	17350	0	0
MBNA Corp			COM	55262L100	4965	197041	sh		shared	0	147540	0	49501
McGraw Hill Cos Inc		CL A	580645109	2133	26763	sh		shared	0	20675	0	6088
Medtronic Inc			COM	585055106	432	8327	sh		shared	0	8327	0	0
Microsoft Corp			COM	594918104	332	12008	sh		shared	0	10400	0	1608
MIDCAP SPDR TR		UNIT SER 1	595635103	2308	21297	sh		sole	0	17066	0	4231
Morgan Stanley Emer Mkts Fd	COM	61744G107	4901	316591	sh		shared	0	254459	0	62132
National City Corp		COM	635405103	1217	31525	sh		shared	0	25556	0	5969
Oracle Corp			COM	68389X105	126	11146	sh		shared	0	1925	0	9221
O Reilly Automotive Inc		COM	686091109	4672	122015	sh		shared	0	91450	0	30565
Pfizer Inc			COM	717081103	23123	755651	sh		shared	0	442557	0	313094
Polaris Industries		COM	731068102	4352	77965	sh		shared	0	58090	0	19875
Rare Hospitality Intl Inc	COM	753820109	2039	76525	sh		shared	0	61000	0	15525
Respironics Inc			COM	761230101	3781	70755	sh		shared	0	53605	0	17150
SBC Communications Inc		COM	78387G103	267	10300	sh		sole	0	8800	0	1500
SPDR TR			UNIT SER 1	78462F103	2311	20680	sh		sole	0	18598	0	2082
Sara Lee Corp			COM	803111103	276	12058	sh		sole	0	12058	0	0
Shuffle Master Inc		COM	825549108	1914	51095	sh		shared	0	39795	0	11300
Stryker Corp			COM	863667101	95040	1976704	sh		shared	0	769237	0	1207467
Symantec Corp			COM	871503108	4900	89280	sh		shared	0	66670	0	22610
Sysco Corp			COM	871829107	3879	129645	sh		shared	0	98680	0	30965
3M Company			COM	88579Y101	208	2606	sh		shared	0	2606	0	0
Viacom Inc			CL B	925524308	1520	45300	sh		shared	0	35375	0	9925
Walgreen Co			COM	931422109	413	30475	sh		sole	0	19000	0	11475
Zebra Technologies Corp 	CL A	989207105	217	3562	sh		shared	0	0	0	3562

